Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury stock CNY (¥)	Treasury stock USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Beginning balance, Amount at Dec. 31, 2019	¥ 14,605,941		¥ 8,029		¥ 3,774,373				¥ 148,415		¥ 10,698,280		¥ (23,156)
Beginning balance, Shares at Dec. 31, 2019 | shares			475,706,748	475,706,748
Net income	3,277,996										3,275,658		2,338
Other comprehensive income (loss)	(86,120)								(86,120)
Acquisition of a subsidiary	147,639												147,639
Dividends declared	(637,922)										(637,922)
Exercise and vesting of share-based awards	104,244		¥ 60		104,184
Exercise and vesting of share-based awards, Shares | shares			3,512,880	3,512,880
Share-based compensation	211,206				211,206
Accretion of redeemable noncontrolling interests	0
Ending balance, Amount at Dec. 31, 2020	17,622,984		¥ 8,089		4,089,763				62,295		13,336,016		126,821
Ending balance, Shares at Dec. 31, 2020 | shares			479,219,628	479,219,628
Net income	2,143,152										2,248,785		(105,633)
Other comprehensive income (loss)	(106,893)								(112,200)				5,307
Dividends declared	(673,375)										(673,375)
Exercise and vesting of share-based awards	36,579		¥ 32		36,547
Exercise and vesting of share-based awards, Shares | shares			1,890,028	1,890,028
Share-based compensation	206,060				206,060
Issuance of ordinary shares, net of issuance costs, Shares | shares			24,738,400	24,738,400
Issuance of ordinary shares, net of issuance costs	3,554,259		¥ 402		3,553,857
Repurchase of ordinary shares, Shares | shares			(664,268)	(664,268)
Repurchase of ordinary shares	(31,204)						¥ (31,204)
Accretion of redeemable noncontrolling interests	(411,792)										(100,219)		(311,573)
Ending balance, Amount at Dec. 31, 2021	¥ 22,339,770		¥ 8,523		7,886,227		(31,204)		(49,905)		14,811,207		(285,078)
Ending balance, Shares at Dec. 31, 2021 | shares	505,183,788	505,183,788	505,183,788	505,183,788
Net income	¥ 1,824,626	$ 264,547									1,855,174		(30,548)
Other comprehensive income (loss)	418,931	60,739							419,548				(617)
Dividends declared	(421,680)										(421,680)
Exercise and vesting of share-based awards	744		¥ 27		717
Exercise and vesting of share-based awards, Shares | shares			1,639,720	1,639,720
Share-based compensation	168,890				168,890
Adjustment of issuance costs	8,449				8,449
Repurchase of ordinary shares, Shares | shares			(14,081,040)	(14,081,040)
Repurchase of ordinary shares	(719,133)						(719,133)
Accretion of redeemable noncontrolling interests	(137,610)	(19,952)									(47,998)		(89,612)
Ending balance, Amount at Dec. 31, 2022	¥ 23,482,987	$ 3,404,714	¥ 8,550	$ 1,240	¥ 8,064,283	$ 1,169,210	¥ (750,337)	$ (108,789)	¥ 369,643	$ 53,595	¥ 16,196,703	$ 2,348,301	¥ (405,855)	$ (58,843)
Ending balance, Shares at Dec. 31, 2022 | shares	492,742,468	492,742,468	492,742,468	492,742,468